Additional Information: Company Balance Sheets (Parent Company Only) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 377,542	$ 235,630
Short-term investments	634,158	199,546
Other receivables, prepayments and deposits	81,041	27,928
Total current assets	1,212,076	530,740
Total assets	1,372,661	724,118
Current liabilities
Other payables, accruals and advance receipts	210,839	121,283
Income tax payable	15,546	1,120	$ 1,828	$ 555
Total current liabilities	311,658	158,397
Other non-current liabilities	11,563	8,784
Total liabilities	333,147	205,169
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 864,530,850 and 727,722,215 shares issued at December 31, 2021 and 2020 respectively	86,453	72,772
Additional paid-in capital	1,505,196	822,458
Accumulated losses	(610,328)	(415,591)
Accumulated other comprehensive income	5,572	4,477
Total Company's shareholders' equity	986,893	484,116
Total liabilities and shareholders' equity	1,372,661	724,118
Parent company | Reportable legal entities
Current assets
Cash and cash equivalents	979	21
Short-term investments	55,128
Other receivables, prepayments and deposits	934	1,120
Total current assets	57,041	1,141
Investments in subsidiaries	972,831	506,150
Deferred issuance costs		1,171
Total assets	1,029,872	508,462
Current liabilities
Other payables, accruals and advance receipts	42,952	24,253
Income tax payable	16	93
Total current liabilities	42,968	24,346
Other non-current liabilities	11
Total liabilities	42,979	24,346
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 864,530,850 and 727,722,215 shares issued at December 31, 2021 and 2020 respectively	86,453	72,772
Additional paid-in capital	1,505,196	822,458
Accumulated losses	(610,328)	(415,591)
Accumulated other comprehensive income	5,572	4,477
Total Company's shareholders' equity	986,893	484,116
Total liabilities and shareholders' equity	$ 1,029,872	$ 508,462